Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Income Taxes [Abstract]
Percentage of annual deduction limitation			80.00%		80.00%
Tax provision			$ 23,000
Operating loss carryforwards federal			96,700,000
Operating loss carryforwards state			$ 71,600,000
Valuation allowance deferred tax asset percentage			100.00%
Federal net operating loss carryforwards			$ 96,700,000
State net operating loss carryforwards			71,600,000
Federal balance			675,000
Carry forward			96,000,000
Federal research credits			$ 1,100
Transactions ownership percentage, description			more than 50 percent points over a three-year period.
Effective income tax rate	0.00%	0.20%	0.00%	0.00%
Provision for income taxes	$ 0	$ 200,000	$ 71,600,000
Statutory tax rate	21.00%	21.00%	21.00%	21.00%